General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2016
General and administrative expenses
in	2016	2015	2014
General and administrative expenses (CHF million)
Occupancy expenses	1,004	1,022	1,177
IT, machinery, etc.	1,166	1,268	1,446
Provisions and losses	3,009	1,158	2,783
Travel and entertainment	328	381	353
Professional services	2,984	3,241	2,381
Amortization and impairment of other intangible assets	8	19	24
Other	1,271	1,485	1,370
General and administrative expenses	9,770	8,574	9,534

Bank
General and administrative expenses
in	2016	2015	2014
General and administrative expenses (CHF million)
Occupancy expenses	988	1,004	1,161
IT, machinery, etc.	1,150	1,254	1,436
Provisions and losses	3,009	1,157	2,782
Travel and entertainment	312	366	339
Professional services	2,936	3,188	2,338
Amortization and impairment of other intangible assets	8	19	24
Other	1,355	1,626	1,493
General and administrative expenses	9,758	8,614	9,573